Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 588,530	$ 556,066
Other current financial assets	505,490	312,721
Other current non-financial assets	50,552	47,972
Trade and other receivables, current	399,142	466,619
Trade receivables due from related parties, current	61,227	42,790
Current inventories	983,338	913,674
Current tax assets	91,433	57,110
Total current assets other than those classified as held for sale or disposal	2,679,712	2,396,952
Non-current assets or groups of assets classified as held for sale	2,454	1,430
Total non-current assets held for sale	2,454	1,430
Total current assets	2,682,166	2,398,382
Non-current assets
Other non-current financial assets	8,778	17,131
Other non-current non-financial assets	19,729	27,539
Trade receivables, non-current	1,710	2,275
Investments classified using the equity method of accounting	109,435	111,549
Intangible assets other than goodwill	188,358	189,350
Goodwill	34,726	34,866
Property, plant and equipment	1,607,070	1,454,823
Tax assets, non-current	32,179	32,179
Total non-current assets	2,001,985	1,869,712
Total assets	4,684,151	4,268,094
Current liabilities
Other current financial liabilities	298,822	23,585
Trade and other payables, current	205,790	163,751
Trade payables due to related parties, current	475	9
Other current provisions	110,565	106,197
Current tax liabilities	17,874	47,412
Provisions for employee benefits, current	16,387	20,085
Other current non-financial liabilities	126,899	194,624
Total current liabilities	776,812	555,663
Non-current liabilities
Other non-current financial liabilities	1,518,926	1,330,382
Other non-current provisions	34,690	31,822
Deferred tax liabilities	183,411	175,361
Provisions for employee benefits, non-current	35,840	37,064
Total non-current liabilities	1,772,867	1,574,629
Total liabilities	2,549,679	2,130,292
Equity attributable to owners of the Parent
Share capital	477,386	477,386
Retained earnings	1,623,104	1,623,104
Other reserves	(14,223)	(14,999)
Equity attributable to owners of the Parent	2,086,267	2,085,491
Non-controlling interests	48,205	52,311
Total equity	2,134,472	2,137,802
Total liabilities and equity	$ 4,684,151	$ 4,268,094